ACCOUNTS RECEIVABLE, NET (Details) - Nonrelated party - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 4,644,586	$ 5,100,595
Less: allowance for credit loss	(668,195)	(133,449)	$ (256,882)
Accounts receivable, net	$ 3,976,391	$ 4,967,146